Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 10
Impairment of Intangible Assets (Excluding Goodwill)	54	44	75	0
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			64
Finite-lived Intangible Assets, Fair Value Disclosure	84
Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			54
Finite-lived Intangible Assets, Fair Value Disclosure	$ 30